Five-Year Schedule of Maturities of Debt (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of long-term borrowings [Line Items]
Subordinated borrowings	€ 1,389	€ 764
Long-term borrowings	10,682	11,943
Aegon N.V [member]
Disclosure of long-term borrowings [Line Items]
Subordinated borrowings	1,389	764
Long-term borrowings	1,292	1,801
Aegon N.V [member] | Not later than 1 year [member]
Disclosure of long-term borrowings [Line Items]
Long-term borrowings	78	500
Aegon N.V [member] | 12-24 months [member]
Disclosure of long-term borrowings [Line Items]
Long-term borrowings		82
Aegon N.V [member] | Later than four years and not later than five years [member]
Disclosure of long-term borrowings [Line Items]
Long-term borrowings	496
Aegon N.V [member] | Later than 5 years [member]
Disclosure of long-term borrowings [Line Items]
Subordinated borrowings	1,389	764
Long-term borrowings	€ 717	€ 1,219